Condensed Consolidated Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Net income (loss)	$ (48,052)	$ (12,330)
Other comprehensive income (loss):
Net foreign currency translation gain (loss)	289	(198)
Other comprehensive income (loss), net of tax	289	(198)
Comprehensive Income (loss)	$ (47,763)	$ (12,528)